PRINCIPAL ACCOUNTING POLICIES - Change in accounting estimate (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
PRINCIPAL ACCOUNTING POLICIES
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ (4,445,094)	$ (635,640)	¥ 54,540	¥ 3,447,443
Decrease in basic earnings per share | (per share)	¥ (21.33)	$ (3.05)	¥ 0.26	¥ 16.6
Decrease in diluted earnings per share | (per share)	¥ (21.33)	$ (3.05)	¥ (1.27)	¥ 15.23
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
PRINCIPAL ACCOUNTING POLICIES
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders | ¥				¥ 1,242,367
Decrease in basic earnings per share				¥ 5.98
Decrease in diluted earnings per share				¥ 5.49